Advances for drillships under construction and related costs (Details) - USD ($) $ in Thousands	4 Months Ended	6 Months Ended
	Apr. 27, 2015	Jun. 30, 2015	Dec. 31, 2014	Aug. 30, 2013
Advances for rigs and drillships under construction		$ 363,506	$ 622,507
Ocean Rig Apollo
Drillships delivery		March 5, 2015
Ocean Rig Santorini
Price per drillship				$ 644,000
Advances for rigs and drillships under construction				$ 137,000
Drillships delivery		June 2016
7th generation Drillship
Price per drillship		$ 743,000
Advances for rigs and drillships under construction		$ 108,400
Drillships delivery		Q1 2018
Project costs increase per each drillship	$ 15,000
7th generation Drillship
Price per drillship		$ 743,000
Advances for rigs and drillships under construction		$ 76,600
Drillships delivery		Q1 2019
Project costs increase per each drillship	$ 15,000